Financial Assets and Liabilities - Summary of Derivative Financial Instruments (Detail)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 PHP (₱)	Dec. 31, 2022 PHP (₱)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 PHP (₱)
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	1	55.42
Net Mark-to- market Gains (Losses)		₱ (937,000,000)	₱ (1,069,000,000)
Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)		(942,000,000)	(881,000,000)
Transactions Not Designated As Hedges [Member] | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)		(448,000,000)	(360,000,000)
Transactions Not Designated As Hedges [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)		(494,000,000)	(521,000,000)
Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)		5,000,000	(188,000,000)
Transactions Designated As Hedges | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)		(87,000,000)	(265,000,000)
Transactions Designated As Hedges | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)		₱ 92,000,000	77,000,000
Termination Date Various Dates in January to June 2024 [Member] | US Dollar Liabilities [Member] | Various Dates in October to December 2023 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 396,000,000
Trade Date	Various dates inOctober to December 2023	Various dates inOctober to December 2023
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates inJanuary to June 2024	Various dates inJanuary to June 2024
Weighted Average Foreign Exchange Rate		56.557
Notional Amount | $	$ 396,000,000			$ 257,000,000
Net Mark-to- market Gains (Losses)		₱ (448,000,000)	(353,000,000)
Termination Date Various Dates in January to June 2024 [Member] | US Dollar Liabilities [Member] | Various Dates in October to December 2023 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 206,000,000
Trade Date	Various dates inOctober to December 2023	Various dates inOctober to December 2023
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates inJanuary to June 2024	Various dates inJanuary to June 2024
Weighted Average Foreign Exchange Rate		56.432
Termination Date Various Dates in April and May 2022 [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Transactions Not Designated As Hedges [Member] | Forward Exchange Options Capped Forward | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 6,000,000
Trade Date	Various dates in October 2021	Various dates in October 2021
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates in April and May 2022	Various dates in April and May 2022
Weighted Average Foreign Exchange Rate		50.08
Termination Date Various Dates in April and May 2022 [Member] | US Dollar Liabilities [Member] | Various Dates In November 2021 [Member] | Transactions Not Designated As Hedges [Member] | Subsidized Forwards | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 52,000,000
Trade Date	Various dates in November 2021	Various dates in November 2021
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates in April and May 2022	Various dates in April and May 2022
Termination Date Various Dates in April and May 2022 [Member] | US Dollar Liabilities [Member] | Various Dates In November 2021 [Member] | Transactions Not Designated As Hedges [Member] | Subsidized Forwards | Smart [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		50.38
Termination Date Various Dates in April and May 2022 [Member] | US Dollar Liabilities [Member] | Various Dates In November 2021 [Member] | Transactions Not Designated As Hedges [Member] | Subsidized Forwards | Smart [Member] | Condition Two
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		51.65
Termination Date January 9, 2023 | US Dollar Liabilities [Member] | June 10, 2022 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 7,000,000
Trade Date	June 10, 2022	June 10, 2022
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	January 9, 2023	January 9, 2023
Weighted Average Foreign Exchange Rate		52.64
Notional Amount					₱ 7,000,000
Net Mark-to- market Gains (Losses)			(7,000,000)
Termination Date January 9, 2023 | US Dollar Liabilities [Member] | June 10, 2022 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		52.96
Termination Date January 9, 2023 | US Dollar Liabilities [Member] | June 10, 2022 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Condition Two
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		54
Termination Date Various Dates in January to October 2024 [Member] | US Dollar Liabilities [Member] | Various Dates in June 2023 to December 2023 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 449,000,000
Trade Date	Various dates in June 2023 to December 2023	Various dates in June 2023 to December 2023
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates in Januaryto October 2024	Various dates in Januaryto October 2024
Weighted Average Foreign Exchange Rate		56.549
Notional Amount | $	$ 449,000,000
Net Mark-to- market Gains (Losses)		₱ (493,000,000)
Termination Date Various Dates in October 2023 to February 2024 [Member] | US Dollar Liabilities [Member] | Various Dates in June 2023 to December 2023 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 94,000,000
Trade Date	Various dates in June 2023 to December 2023	Various dates in June 2023 to December 2023
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates in October 2023 to February 2024	Various dates in October 2023 to February 2024
Weighted Average Foreign Exchange Rate		56.838
Termination Date Various Dates in January to June 2023 | US Dollar Liabilities [Member] | Various dates in July to December 2022 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 369,000,000
Trade Date	Various dates in July to December 2022	Various dates in July to December 2022
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates in January to June 2023	Various dates in January to June 2023
Weighted Average Foreign Exchange Rate		57.08
Notional Amount | $				369,000,000
Net Mark-to- market Gains (Losses)			(481,000,000)
Termination Date Various Dates in May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	52.96	52.96
Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various Dates In November 2021 [Member] | Transactions Not Designated As Hedges [Member] | Subsidized Forwards | Smart [Member] | Condition Two
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	50.38	50.38
Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in November to December 2021 [Member] | Transactions Not Designated As Hedges [Member] | Seagull | Smart [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	55.85	55.85
Termination Date Various Dates in February to July 2023 | US Dollar Liabilities [Member] | Various Dates in January and February 2023 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 157,000,000
Trade Date	Various dates in January and February 2023	Various dates in January and February 2023
Underlying Transaction	U.S. Dollar Liabilitie	U.S. Dollar Liabilitie
Termination Date	Various dates in February to July 2023	Various dates in February to July 2023
Weighted Average Foreign Exchange Rate		54.93
Termination Date Various Dates in October 2022 to February 2023 | US Dollar Liabilities [Member] | Various Dates in June 2022 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 71,000,000
Trade Date	Various dates in June 2022	Various dates in June 2022
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates in October 2022 to February 2023	Various dates in October 2022 to February 2023
Weighted Average Foreign Exchange Rate		52.82
Notional Amount | $				37,000,000
Net Mark-to- market Gains (Losses)			(40,000,000)
Termination Date Various Dates in October 2022 to February 2023 | US Dollar Liabilities [Member] | Various Dates in June 2022 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | Smart [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		53.37
Termination Date Various Dates in October 2022 to February 2023 | US Dollar Liabilities [Member] | Various Dates in June 2022 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | Smart [Member] | Condition Two
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		54.46
Termination Date Various Dates in February 2024 [Member] | US Dollar Liabilities [Member] | Various Dates in June 2023 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 15,000,000
Trade Date	Various dates in June 2023	Various dates in June 2023
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates in February 2024	Various dates in February 2024
Weighted Average Foreign Exchange Rate		55.94
Notional Amount | $	$ 15,000,000
Net Mark-to- market Gains (Losses)		₱ (1,000,000)
Termination Date February 25, 2022 [Member] | 200 Term Loan [Member] | April and June 2015 [Member] | Transactions Designated As Hedges | Interest Rate Swap1 | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 150,000,000
Trade Date	April and June 2015	April and June 2015
Underlying Transaction	200 Term Loan	200 Term Loan
Termination Date	February 25, 2022	February 25, 2022
Weighted Average Hedge Cost	2.70%	2.70%
Termination Date February 25, 2022 [Member] | US$200M MUFG Bank, Ltd. [Member] | November 2018 to August 2020 [Member] | Transactions Designated As Hedges | Long Term Currency Swaps | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 27,000,000
Trade Date	November 2018 to August 2020	November 2018 to August 2020
Underlying Transaction	200 MUFG Bank, Ltd.	200 MUFG Bank, Ltd.
Termination Date	February 25, 2022	February 25, 2022
Weighted Average Hedge Cost	2.15%	2.15%
Termination Date January 23, 2031 [Member] | US Dollar Liabilities [Member] | Various dates in July 2020 and February to March 2021 [Member] | Transactions Designated As Hedges | Long Term Foreign Currency Options | PLDT [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.61	49.61
Termination Date January 23, 2031 [Member] | Three Hundred M Notes Two Thousand Thirty One | Various dates in July 2020 and February to March 2021 [Member] | Transactions Designated As Hedges | Long Term Foreign Currency Options | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 290,000,000
Trade Date	Various dates inJuly 2020 and February to March 2021	Various dates inJuly 2020 and February to March 2021
Underlying Transaction	300M Notes 2031	300M Notes 2031
Termination Date	January 23, 2031	January 23, 2031
Weighted Average Hedge Cost	1.20%	1.20%
Weighted Average Foreign Exchange Rate		49.61
Notional Amount | $	$ 290,000,000			290,000,000
Net Mark-to- market Gains (Losses)		₱ (87,000,000)	(265,000,000)
Termination Date January 23, 2031 [Member] | Three Hundred M Notes Two Thousand Thirty One | Various dates in July 2020 and February to March 2021 [Member] | Transactions Designated As Hedges | Long Term Foreign Currency Options | PLDT [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		55.28
Termination Date December 7, 2022 [Member] | US$100M Mizuho [Member] | August 2020 [Member] | Transactions Designated As Hedges | Long Term Currency Swaps | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 6,000,000
Trade Date	August 2020	August 2020
Underlying Transaction	100 Mizuho	100 Mizuho
Termination Date	December 7, 2022	December 7, 2022
Weighted Average Hedge Cost	1.99%	1.99%
Termination Date December 13, 2030 [Member] | US Dollar Liabilities [Member] | February to April 2021 [Member] | Transactions Designated As Hedges | Long Term Foreign Currency Options | Smart [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	48	48
Termination Date December 13, 2030 [Member] | One Hundred and Forty PNB [Member] | February to April 2021 [Member] | Transactions Designated As Hedges | Long Term Foreign Currency Options | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 109,000,000
Trade Date	February to April 2021	February to April 2021
Underlying Transaction	140 PNB	140 PNB
Termination Date	December 13, 2030	December 13, 2030
Weighted Average Hedge Cost	1.63%	1.63%
Weighted Average Foreign Exchange Rate		48
Notional Amount | $	$ 77,000,000			$ 88,000,000
Net Mark-to- market Gains (Losses)		₱ 92,000,000	₱ 77,000,000
Termination Date December 13, 2030 [Member] | One Hundred and Forty PNB [Member] | February to April 2021 [Member] | Transactions Designated As Hedges | Long Term Foreign Currency Options | Smart [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		53.34